LOSSES PER SHARE (Schedule of earnings per share basic and diluted from discontinued operations) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Denominator:
Denominator used for loss per share	717,955,865	542,881,582
Income per share from discontinued operations - basic		$ (0.004)
Numerator:
Net income from discontinued operations attributable to ordinary shareholders		$ (2,177)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic income per share	717,955,865	542,881,582
Denominator used for income per share	717,955,865	542,881,582
Class B Ordinary shares
Denominator:
Denominator used for loss per share	99	99
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic income per share	99	99
Conversion of Class B to Class A ordinary shares	0
Denominator used for income per share	99	99
Class A Ordinary shares
Numerator:
Allocation of net loss from continuing operations attributable to BIT Mining Limited's ordinary shareholders used in calculating income per ordinary share-basic		$ (1,998)
Denominator:
Denominator used for loss per share	717,955,766	542,881,483
Numerator:
Allocation of net loss from continuing operations attributable to BIT Mining Limited's ordinary shareholders used in calculating loss per ordinary share- diluted		$ (1,998)
Net income from discontinued operations attributable to ordinary shareholders		$ (1,998)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic income per share	717,955,766	542,881,483
Conversion of Class B to Class A ordinary shares	99	99
Denominator used for income per share	717,955,865	542,881,582
Losses per share from discontinued operations-diluted		$ (0.004)
Income from discontinued operations per ADS:
Denominator used for loss per ADS - diluted	71,795,587	54,288,158
Denominator used for income per ADS - diluted	71,795,577	54,288,148
Income from discontinued operations per ADS - basic		$ (0.040)
Income from discontinued operations per ADS - diluted		$ (0.040)